Note 5 - Property and Equipment	12 Months Ended
Nov. 30, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

			November 30, 2016
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Computer equipment	295,296	238,672	56,624
Computer software	124,151	117,506	6,645
Furniture and fixtures	129,860	109,243	20,617
Laboratory equipment	3,933,693	2,290,074	1,643,619
Leasehold improvements	1,205,810	1,143,792	62,018
Laboratory equipment under capital lease	276,300	179,422	96,878
Computer equipment under capital lease	76,458	73,221	3,237
	6,041,568	4,151,930	1,889,638

			November 30, 2015
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Computer equipment	293,870	214,525	79,345
Computer software	124,151	110,860	13,291
Furniture and fixtures	129,860	104,089	25,771
Laboratory equipment	3,483,398	1,968,088	1,515,310
Leasehold improvements	1,142,122	1,142,122	-
Laboratory equipment under capital lease	276,300	155,203	121,097
Computer equipment under capital lease	76,458	71,834	4,624
	5,526,159	3,766,721	1,759,438

Depreciation for the year ended November 30, 2016 was $385,210 (2015 -$377,849; 2014 - $381,385).

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. For the year ended November 30, 2016, the Company recorded a $Nil write-down of long-lived assets (2015 - $Nil; 2014 – $Nil).